INCOME AND SOCIAL CONTRIBUTION TAXES - Changes in net deferred asset (liability) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	R$ 2,264,510	R$ 2,015,310	R$ 2,068,136
Recognized in income	13,418	294,987	837
Comprehensive Income	(53,680)	(15,779)	(142,638)
Acquisition of company control	(16,096)
Others		(30,008)	88,975
Balance as of end of the year	2,208,152	2,264,510	2,015,310
Tax loss carryforward
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	1,080,447	937,416	639,046
Recognized in income	(1,665)	173,232	209,405
Comprehensive Income		(193)	(10)
Others		(30,008)	88,975
Balance as of end of the year	1,078,782	1,080,447	937,416
Social contribution tax losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	293,649	241,084	173,579
Recognized in income	23,557	52,565	67,505
Balance as of end of the year	317,206	293,649	241,084
Provision for tax, civil and labor liabilities
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	636,643	580,948	525,158
Recognized in income	(14,504)	55,693	55,830
Comprehensive Income		2	(40)
Acquisition of company control	826
Balance as of end of the year	622,965	636,643	580,948
Benefits granted to employees
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	110,709	92,921	199,773
Recognized in income	(3,234)	43	(276)
Comprehensive Income	(30,040)	17,745	(106,576)
Balance as of end of the year	77,435	110,709	92,921
Other temporary differences
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	479,170	282,927	347,051
Recognized in income	(160,890)	106,170	56,739
Comprehensive Income	(80,505)	90,073	(120,863)
Acquisition of company control	(17,044)
Balance as of end of the year	220,731	479,170	282,927
Deferred exchange variance
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	268,425	423,627	834,335
Recognized in income	(266,988)	(153,604)	(410,931)
Comprehensive Income	217	(1,598)	223
Acquisition of company control	25
Balance as of end of the year	1,679	268,425	423,627
Provision for losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	131,884	93,400	43,737
Recognized in income	480,187	38,310	49,696
Comprehensive Income		174	(33)
Acquisition of company control	97
Balance as of end of the year	612,168	131,884	93,400
Fair value adjustments on businesses acquired
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	(736,417)	(637,013)	(694,543)
Recognized in income	(43,045)	22,578	(27,131)
Comprehensive Income	56,648	(121,982)	84,661
Balance as of end of the year	R$ (722,814)	R$ (736,417)	R$ (637,013)